Deferred tax assets and liabilities (Details 4) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Deferred tax assets and liabilities [Abstract]
Profit before income taxes	₨ 232,036	₨ 1,021,086	₨ 1,862,838
Enacted tax rates in India	25.17%	25.17%	25.17%
Computed expected tax expense / (benefit)	₨ 58,403	₨ 257,007	₨ 468,876
Effect of:
Share based payment expense not deductible for tax purposes	0	0	0
Recognition of previously unrecognised deferred tax asset on temporary differences	(1,735)	(42,500)	(37,923)
Difference on account differential tax rates in different jurisdictions	(22,852)	18,519	(23,917)
Effect of Unrecognised business loss including reversal of previously recognised DTA on business loss	157,100	105,500	0
Recognition of previously unrecognized tax losses	0	0	0
Difference on account of differential tax rates in different companies	0	0	0
Effect of expenses that are not deductible in determining taxable profit	26,963	1,700	7,224
Unrecognized temporary differences	0	0	0
Utilisation of previously unrecognised temporary differences	0	0	14,875
Effect of rate difference in opening and closing deferred tax	0	0	(718)
Others	0	0	0
Tax Effect Before Reversal Of Previously Recognised Temporary Differences	(34,779)	6,246	(10,920)
Reversal of previously recognised temporary differences	0	0	124,930
Tax expense (income), continuing operations	₨ 183,100	₨ 346,499	₨ 590,261